Stock Based Compensation (Table)	3 Months Ended
Mar. 31, 2017
Stock Based Compensation Table
estimate the fair value assumptions
Assumptions
Expected term	3 years
Expected volatility	40.11% - 45.58%
Expected dividends	0%
Risk-free interest rate	0.71 – 1.08%
Forfeiture rate	5%

Weighted average exercise price and estimated fair value of options
	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2015	-	$-	$-
Granted	4,139,241	0.0013	0.0004
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at January 1, 2016	4,139,241	0.0013	0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at March 31, 2017 (unaudited)	4,680,989	0.0813	0.0255

Options exercisable at December 31, 2015	-	-	-

Options exercisable at December 31, 2016	2,524,357	0.0013	0.0004

Options exercisable at March 31, 2017 (unaudited)	2,868,258	0.0013	0.0004

Summary of nonvested shares
	Number of Shares	Weighted Average Fair Value Per Share
Options nonvested at January1, 2015	-	$-
Granted	4,139,241	0.0004
Vested	-	-
Forfeited/Cancelled	-	-
Options nonvested at January1, 2016	4,139,241	0.0004
Granted	1,305,166	0.2108
Vested	(2,524,357)	0.0004
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	2,920,050	0.0944
Granted	-	-
Vested	(343,901)	0.0004
Forfeited/Cancelled	(763,418)	0.2059
Options nonvested at March 31, 2017 (unaudited)	1,812,731	0.0653